Income taxes	12 Months Ended
Dec. 31, 2017
Disclosure Of Income Taxes [Abstract]
Income taxes
13.	Income taxes

The Company is subject to income taxes, according to the tax laws in Mexico, Spain and Jamaica.

Current income taxes – The income taxes rate for the Mexican entities is 30% and will continue the same for subsequent years. The tax rate for MBJA is 25% in Jamaica and will continue the same for the subsequent years, while for DCA in Spain the tax rate was 28% for 2015 and for 2016 and subsequent years will be 25%.

To determine deferred income taxes at December 31, 2015, 2016 and 2017 the Company applied the applicable tax rates to temporary differences based on their estimated reversal dates for the Mexican entities.

a.

Recoverable income taxes paid on dividends – Dividends paid to shareholders which are not derived from the net tax income account (CUFIN) generate current income taxes, which can be credited against the taxes of the Company during the year of the dividend payment and the two subsequent years for the Mexican entities.

b.

Recoverable taxes – In the regular course of operations, the Company generates receivable balances by the overpayment of taxes payable, according to the calculation mechanism established in the Tax Law, which are recoverable through tax returns or offsetting. The main recoverable taxes are ISR, IMPAC and Value Added Tax (IVA).

In 2003, the Company filed a request with the tax authorities regarding the confirmation of the criteria with respect to the basis that the Company could use to calculate IMPAC, which included all airports and GAP. In this request, the Company requested that such calculation, based on the interpretations of tax law as published by the Mexican Treasury Department, should only take into account the amount effectively paid by AMP for the shares of the Company that was reflected in the assets in each concession acquired through the bidding process.

After several legal procedures, on August 29, 2006, the Mexican Treasury Department confirmed the criteria for the Aguascalientes, Hermosillo, La Paz, Los Mochis, Morelia and Manzanillo airports, reducing the asset tax basis for these airports. Thus, for these airports, the base used to calculate tax on assets considers only the amount effectively paid by AMP for its 15% of the shares of the Company. This generated a recoverable tax as of December 31, 2006 for Ps. 190,537, plus Ps. 18,026 of interest, for a total recoverable asset of Ps. 208,563, recognized within the current recoverable income tax asset.

As of December 31, 2014, the remaining portion pending to be recovered corresponds to the Hermosillo airport for Ps. 28,501 (values updated). The tax authorities determined that recoverable amount should be the result of the ISR calculation for the year and not be treated as an overpayment of taxes for the year. The risk with the resolution criteria is that the right to receive the refund of the amounts claimed will expire, as well as the favorable interest being sought by the Company. In a resolution dated October 25, 2013, the Company received a favorable ruling, however the authority filed for a review. On September 3, 2014 the Federal Tax and Administrative Judicial Tribunal (TFJFA) declared final judgment, which states that the authority has to return the amount of the refund and update the claim amount. On January 29, 2015 the Company received partial refund of Ps. 9,595 including interest, however, the TFJFA failed to rule on the accrued interest, therefore a judgment for recovery was presented. On May 9, 2017 the TFJFA ruled in favor of the Hermosillo airport, ordering the Mexican tax authority (SAT) to return the interest. On September 19, 2017 the SAT notified the Company of the return and deposit of Ps. 8,445, which was received on September 25, 2017.

The balances of recoverable taxes are comprised as follows:

	December 31, 2015		December 31, 2016		December 31, 2017
Recoverable taxes:
IMPAC	Ps.	70,398	Ps.	58,960	Ps.	111,987
ISR		47,383		23,420		21,780
IVA		35,179		39,385		30,886
Tax to cash deposits		1,521		1,412		863
Business flat tax (IETU)		5,064		4,263		3,506
Withholding taxes		14,977		18,157		26,040
Corporation taxes		—		—		3,316
Other		1,056		1,083		198
	Ps.	175,578	Ps.	146,680	Ps.	198,576

c.	Income Tax – Income tax expense (benefit) for the years ended at December 31, 2015, 2016 and 2017 consists of the following:

	2015		2016		2017
ISR:
Current	Ps.	1,018,647	Ps.	1,532,875	Ps.	1,849,551
Deferred		(182,717)		(266,302)		(408,910)
Cancellation of unrecoverable tax on dividends		11,379		—		—
	Ps.	847,309	Ps.	1,266,573	Ps.	1,440,641

d.

Effective tax rate – The reconciliation of the statutory income tax rate and the actual effective income tax rate as a percentage of income before income taxes for the years ended December 31, 2015, 2016 and 2017 is shown below:

	%	2015		%		2016	%	2017
Income before income taxes		Ps.	3,618,086		Ps.	4,620,132		Ps.	6,171,722
Income tax by applying the weighted average statutory rate (1)	29.5%		1,067,335	29.5%		1,362,939	30.0%		1,851,517
Effects of tax inflation over monetary assets	(3.8)%		(138,985)	(0.1)%		(4,893)	(7.8)%		(478,609)
(Unrecognized) applied tax loss carryforwards	(2.3%)		(81,645)	(2.1%)		(96,635)	1.0%		62,975
Derecognition of deferred tax asset	—		—	—		—	1.0%		63,657
Loss of goodwill impairment, not deductible	—		—	—		—	(0.1)%		(4,043)
Employee benefits	—		—	—		—	(0.2)%		(12,220)
Cancellation of recoverable tax on assets - undue payments	—		—	—		—	(0.1%)		(7,587)
Cancellation of non-recoverable ISR from dividends	0.3%		11,379	—		—	—		—
Other	(0.3)%		(10,775)	0.1%		5,162	(0.6)%		(35,049)
Effective tax rate	23.4%	Ps.	847,309	27.4%	Ps.	1,266,573	23.3%	Ps.	1,440,641

(1)

The tax rate used for the 2015, 2016 and 2017 reconciliations above is the average corporate tax rate payable by corporate entities in Mexico, Jamaica and Spain on taxable profits under tax law in these jurisdictions.

e.	Assets and liabilities Deferred income tax recognized –

Deferred taxes are presented according to the origin of the operations of the individual subsidiaries of the Company as IAS - 12 Income taxes does not allow the offsetting of taxes in accordance with the following:

An entity shall offset deferred tax assets are tax deferred tax liabilities if, and only if:

(a)	It has a legally enforceable right to set off the tax authority, the amounts recognized in these items; and
(b)	deferred tax assets and deferred tax liabilities arising from profit tax corresponding to the same fiscal authority, which fall on:
(i)	the same company or individual tax; or
(ii)

different companies or individuals for tax purposes that seek to either liquidate assets and current tax liabilities on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which expected to be settled or recovered significant amounts of assets or liabilities for deferred taxes.

The deferred income tax are from Mexican subsidiaries:

	Assets
	December 31
	2015		2016		2017
Deferred ISR asset (liability):
Allowance for doubtful accounts	Ps.	34,813	Ps.	8,267	Ps.	7,209
Machinery and equipment		30,017		31,854		37,645
Improvements to concession assets		372,266		411,620		511,166
Airport concessions and rights to use airport facilities		4,046,418		4,162,475		4,461,211
Other acquired rights		111,492		118,215		130,776
Derivative financial instruments		—		(20,446)		(30,667)
Other assets		(121)		268		387
Tax loss carryforwards		137,330		233,965		170,990
Employee benefits		25,701		20,898		27,257
Accruals		7,251		9,469		12,966
Recoverable tax on assets		168,054		94,259		25,342
Deferred income tax asset	Ps.	4,933,221	Ps.	5,070,844	Ps.	5,354,282

The net deferred tax liability corresponds to the subsidiary in Jamaica:

	December 31, 2015		December 31, 2016		December 31, 2017
Deferred tax (liability) asset:
Trade receivables	Ps.	(2,158)	Ps.	(10,991)	Ps.	(822)
Machinery, equipment and improvements on leased buildings		(100,485)		(114,627)		(103,782)
Improvements to concession assets		(1,908)		(2,209)		(2,008)
Airport concessions		(728,231)		(835,432)		(748,879)
Accruals		13,903		16,586		16,238
Deferred tax liability	Ps.	(818,879)	Ps.	(946,673)	Ps.	(839,253)

f.	Unrecognized deferred income tax assets – Unrecognized deferred income tax assets in the consolidated statement of financial position is comprised of the following items for the Mexican subsidiaries:

	December 31, 2015		December 31, 2016		December 31, 2017
Tax loss carryforwards	Ps.	202,024	Ps.	221,330	Ps.	212,464
Recoverable tax on assets		230,198		232,796		225,209
	Ps.	432,222	Ps.	454,126	Ps.	437,673

The Company does not recognize deferred tax assets on tax loss carryforwards for which it is not probable to generate future taxable profits to utilize such tax losses.

As disclosed in subparagraph i. of this Note, the recoverable tax on assets will expire in 2017. The recoverable income tax from recoverable tax on assets detailed above has not been recognized.

The Company does not recognize deferred tax assets relating to temporary differences between the accounting and tax value of investments in subsidiaries, as it has the power to control the reversal date of those temporary differences, and does not expect them to reverse in the foreseeable future.

g.

Deferred income tax from tax loss carryforwards – The Company generated tax loss carryforwards in the airports of Aguascalientes, Los Mochis, Manzanillo and Morelia, and at Grupo Aeroportuario del Pacífico, S.A.B. de C.V. The Company estimates tax loss carryforwards will be recoverable in the airports of Aguascalientes, Morelia, Mochis and in Grupo Aeroportuario del Pacífico, S.A.B. de C.V., according to the amounts shown in the following table. With respect to tax legislation relative to concessions, such losses will expire in 2048, except for the tax losses of Grupo Aeroportuario del Pacífico, S.A.B. de C.V., which expire in 2025. Tax losses that can be recovered based on management’s financial projections are recognized as part of the deferred tax asset.

	December 31, 2015		December 31, 2016		December 31, 2017
Tax loss carryforwards	Ps.	1,131,181	Ps.	1,517,650	Ps.	1,278,180
Unrecognized tax loss carryforwards		(673,415)		(737,766)		(708,212)
Recognized tax loss carryforwards	Ps.	457,766	Ps.	779,884	Ps.	569,968

h.	Balances and movements in deferred taxes during the period.

	Balance as of January 1, 2015		Effects in profit and loss		Allocation to recoverable taxes		Balance as of December 31, 2015
Temporary differences for the deferred tax asset:
Allowance for doubtful accounts	Ps.	40,020	Ps.	(5,207)	Ps.	—	Ps.	34,813
Machinery, equipment and improvements on leased buildings		29,459		558		—		30,017
Improvements to concession assets		345,242		27,024		—		372,266
Airport concessions and rights to use airport facilities		4,009,860		36,558		—		4,046,418
Other acquired rights		108,737		2,755		—		111,492
Other assets		583		(704)		—		(121)
Tax loss carryforwards		55,685		81,645		—		137,330
Employee benefits		24,005		1,696		—		25,701
Accruals		4,482		2,769		—		7,251
Recoverable tax on assets		233,091		6,118		(71,155)		168,054
Total deferred tax asset	Ps.	4,851,164	Ps.	153,212	Ps.	(71,155)	Ps.	4,933,221

	Balance as of January 1, 2016		Effects in profit and loss		Allocation to recoverable taxes		Other comprehensive income		Balance as of December 31, 2016
Temporary differences for the deferred tax asset:
Allowance for doubtful accounts	Ps.	34,813	Ps.	(26,546)	Ps.	—	Ps.	—	Ps.	8,267
Machinery, equipment and improvements on leased buildings		30,017		1,837		—		—		31,854
Improvements to concession assets		372,266		39,354		—		—		411,620
Airport concessions and rights to use airport facilities		4,046,418		116,057		—		—		4,162,475
Other acquired rights		111,492		6,723		—		—		118,215
Derivative financial instruments		—		(20,446)		—		—		(20,446)
Other assets		(121)		389		—		—		268
Tax loss carryforwards		137,330		96,635		—		—		233,965
Employee benefits		25,701		61		—		(4,864)		20,898
Accruals		7,251		2,218		—		—		9,469
Recoverable tax on assets		168,054		(842)		(72,953)		—		94,259
Total deferred tax asset	Ps.	4,933,221	Ps.	215,440	Ps.	(72,953)	Ps.	(4,864)	Ps.	5,070,844

	Balance as of January 1, 2017		Effects in profit and loss		Allocation to recoverable taxes		Other comprehensive income		Balance as of December 31, 2017
Temporary differences for the deferred tax asset:
Allowance for doubtful accounts	Ps.	8,267	Ps.	(1,058)	Ps.	—	Ps.	—	Ps.	7,209
Machinery, equipment and improvements on leased buildings		31,854		5,791		—		—		37,645
Improvements to concession assets		411,620		99,546		—		—		511,166
Airport concessions and rights to use airport facilities		4,162,475		298,736		—		—		4,461,211
Other acquired rights		118,215		12,561		—		—		130,776
Derivative financial instruments		(20,446)		(10,221)		—		—		(30,667)
Other assets		268		119		—		—		387
Tax loss carryforwards		233,965		(62,975)		—		—		170,990
Employee benefits		20,898		8,721		—		(2,362)		27,257
Accruals		9,469		3,497		—		—		12,966
Recoverable tax on assets		94,259		2,656		(71,573)		—		25,342
Total deferred tax asset	Ps.	5,070,844	Ps.	357,373	Ps.	(71,573)	Ps.	(2,362)	Ps.	5,354,282

	Balance as of January 1, 2015		Effects in profit and loss		Other comprehensive income		Balance as of December 31, 2015
Temporary differences for the deferred tax liability:
Accounts receivable	Ps.	—	Ps.	78	Ps.	(2,236)	Ps.	(2,158)
Machinery, equipment and improvements on leased buildings		—		1,220		(101,705)		(100,485)
Improvements to concession assets		—		619		(3,085)		(2,466)
Airport concessions		—		29,226		(757,457)		(728,231)
Accruals		—		(1,638)		16,099		14,461
Total deferred tax liability	Ps.	—	Ps.	29,505	Ps.	(848,384)	Ps.	(818,879)

	Balance as of January 1, 2016		Effects in profit and loss		Other comprehensive income		Balance as of December 31, 2016
Temporary differences for the deferred tax liability:
Accounts receivable	Ps.	(2,158)	Ps.	(535)	Ps.	(8,298)	Ps.	(10,991)
Machinery, equipment and improvements on leased buildings		(100,485)		6,307		(20,449)		(114,627)
Improvements to concession assets		(2,466)		94		163		(2,209)
Airport concessions		(728,231)		45,003		(152,204)		(835,432)
Accruals		14,461		(6)		2,131		16,586
Total deferred tax liability	Ps.	(818,879)	Ps.	50,863	Ps.	(178,657)	Ps.	(946,673)

i.

As a result of the enactment of IETU law beginning in 2008, specifically with respect to the third transitory article, the Company has ten years to recover, under specific circumstances, existing IMPAC paid in previous years, which as of December 31, 2017 amounted to Ps. 250,551. The previously mentioned article establishes the right to recover the tax on assets paid prior to the IETU law enactment date. However, to obtain a refund there are certain requirements that must be met, including: i) the tax on assets subject to recovery must have been paid over the previous ten years, ii) the ISR has to be higher than the tax on assets for the three years prior to 2008, and iii) is limited to 10% per year over the IMPAC effectively paid.

There are several interpretations as to how an entity can recover the tax on assets paid, but to the date there is no explicit definition from the tax authorities or a precedent from any court that provides clarity as to the proper manner in which to recover such amounts. The Company’s management believes it is not probable that they will recover certain amounts and has therefore not recognized an asset of Ps. 225,209 as of December 31, 2017. The remaining amount of recoverable tax on assets is comprised of Ps. 16,097 (nominal value) and Ps. 9,245 of interest for the period from 2002 to 2017.

At December 31, 2015, 2016 and 2017, the recoverable tax on assets is comprised as follows:

	Balance as of January 1, 2017		Effects in profit and loss		Other comprehensive income		Balance as of December 31, 2017
Temporary differences for the deferred tax liability:
Accounts receivable	Ps.	(10,991)	Ps.	(185)	Ps.	10,354	Ps.	(822)
Machinery, equipment and improvements on leased buildings		(114,627)		5,555		5,290		(103,782)
Improvements to concession assets		(2,209)		95		106		(2,008)
Airport concessions		(835,432)		45,675		40,878		(748,879)
Accruals		16,586		398		(746)		16,238
Total deferred tax liability	Ps.	(946,673)	Ps.	51,538	Ps.	55,882	Ps.	(839,253)

At December 31, 2017, the recoverable tax on assets paid is for Ps. 25,342, for the Tijuana airport.

	December 31, 2015		December 31, 2016		December 31, 2017
Recoverable tax on assets paid	Ps.	398,252	Ps.	327,055	Ps.	250,551
Unrecognized recoverable tax on assets paid		(230,198)		(232,796)		(225,209)
Recognized recoverable tax on assets	Ps.	168,054	Ps.	94,259	Ps.	25,342